U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

April 7, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits a registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement contains a Prospectus/Information Statement disclosing to shareholders of the Tortoise North American Energy Independence Fund (the “Fund”), a series of the Trust, a planned reorganization of the Fund into the Tortoise Select Opportunity Fund, a separate series of the Trust.  The reorganization of the Fund into the Tortoise Select Opportunity Fund will result in the Tortoise Select Opportunity Fund being the accounting survivor.  Because the reorganization is being contemplated in accordance with Rule 17a-8 under the Investment Company Act of 1940, the Trust is not seeking the approval of shareholders to complete the Reorganization.  It is anticipated that this Registration Statement will become effective on or about June 19, 2017, pursuant to Rule 488 under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary of Managed Portfolio Series

cc:  Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.